Derivative Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
As of June 30, 2019, we had the following outstanding currency derivative contracts that were not designated for hedge accounting and were used to hedge fluctuations in the U.S. Dollar value of forecasted transactions or balances denominated in Australian Dollar, British Pound, Canadian Dollar, Danish Krone, Euro, Indian Rupee, Mexican Peso, New Zealand Dollar, Norwegian Krone, Philippine Peso and Swedish Krona:

Notional Amount	Effective Date	Maturity Date	Number of Instruments	Index
$654,721	November 2017 through June 2019	Various dates through June 2021	655	Various

As of June 30, 2019, we had nine outstanding interest rate swap contracts indexed to USD LIBOR. These instruments were designated as cash flow hedges of interest rate risk and have varying start dates and maturity dates through December 2025.

Interest rate swap contracts outstanding:	Notional Amounts
Contracts accruing interest as of June 30, 2019	$500,000
Contracts with a future start date	—
Total	$500,000

Derivative Instruments in Statement of Financial Position, Fair Value
The table below presents the fair value of our derivative financial instruments as well as their classification on the balance sheet as of June 30, 2019 and June 30, 2018. Our derivative asset and liability balances will fluctuate with interest rate and currency exchange rate volatility.

	June 30, 2019
	Asset Derivatives				Liability Derivatives
Derivatives designated as hedging instruments	Balance Sheet line item	Gross amounts of recognized assets	Gross amount offset in Consolidated Balance Sheet	Net amount	Balance Sheet line item	Gross amounts of recognized liabilities	Gross amount offset in Consolidated Balance Sheet	Net amount
Derivatives in cash flow hedging relationships
Interest rate swaps	Other current assets / other assets	$144	$—	$144	Other current liabilities / other liabilities	$(12,895)	$—	$(12,895)
Cross-currency swaps	Other current assets	—	—	—	Other current liabilities	(915)	—	(915)
Derivatives in net investment hedging relationships
Currency forward contracts	Other non-current assets	4,514	—	4,514	Other current liabilities / other liabilities	(2,397)	—	(2,397)
Total derivatives designated as hedging instruments		$4,658	$—	$4,658		$(16,207)	$—	$(16,207)

Derivatives not designated as hedging instruments
Currency forward contracts	Other current assets / other assets	$11,865	$(1,111)	$10,754	Other current liabilities / other liabilities	$(127)	$38	$(89)
Currency option contracts	Other current assets / other assets	4,793	(28)	4,765	Other current liabilities / other liabilities	(42)	—	(42)
Total derivatives not designated as hedging instruments		$16,658	$(1,139)	$15,519		$(169)	$38	$(131)

	June 30, 2018
	Asset Derivatives				Liability Derivatives
Derivatives designated as hedging instruments	Balance Sheet line item	Gross amounts of recognized assets	Gross amount offset in Consolidated Balance Sheet	Net amount	Balance Sheet line item	Gross amounts of recognized liabilities	Gross amount offset in Consolidated Balance Sheet	Net amount
Derivatives in cash flow hedging relationships
Interest rate swaps	Other non-current assets	$13,374	$(4)	$13,370	Other current liabilities / other liabilities	$—	$—	$—
Cross-currency swaps	Other non-current assets	—	—	—	Other liabilities	(10,659)	—	(10,659)
Derivatives in net investment hedging relationships
Cross-currency swaps	Other non-current assets	—	—	—	Other liabilities	(14,689)	—	(14,689)
Currency forward contracts	Other non-current assets	—	—	—	Other liabilities	(13,387)	—	(13,387)
Total derivatives designated as hedging instruments		$13,374	$(4)	$13,370		$(38,735)	$—	$(38,735)

Derivatives not designated as hedging instruments
Currency forward contracts	Other current assets / other assets	$10,433	$(1,231)	$9,202	Other current liabilities / other liabilities	$(1,080)	$266	$(814)
Currency option contracts	Other current assets / other assets	1,782	—	1,782	Other current liabilities / other liabilities	(85)	—	(85)
Total derivatives not designated as hedging instruments		$12,215	$(1,231)	$10,984		$(1,165)	$266	$(899)

Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net
The following table presents the effect of the effective portion of our derivative financial instruments designated as hedging instruments and their classification within comprehensive income (loss) for the years ended June 30, 2019, 2018 and 2017:

	Amount of Gain (Loss) Recognized in Comprehensive Income (Loss) on Derivatives (Effective Portion)
	Year Ended June 30,
	2019	2018	2017
Derivatives in cash flow hedging relationships
Interest rate swaps	$(20,400)	$8,545	$2,287
Cross-currency swaps	(3,009)	2,976	(3,584)
Derivatives in net investment hedging relationships
Cross-currency swaps	6,557	(1,476)	(3,721)
Currency forward contracts	14,726	(3,490)	(8,362)
Total	$(2,126)	$6,555	$(13,380)

Reclassification out of Accumulated Other Comprehensive Income
The following table presents reclassifications out of accumulated other comprehensive loss for the years ended June 30, 2019, 2018 and 2017:

	Amount of Net Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income			Affected line item in the Statement of Operations
	Year Ended June 30,
	2019	2018	2017
Derivatives in cash flow hedging relationships
Interest rate swaps	$144	$70	$(205)	Interest expense, net
Cross-currency swaps	5,098	(1,379)	(1,621)	Other income (expense), net
Total before income tax	5,242	(1,309)	(1,826)	Income before income taxes
Income tax	(1,310)	349	457	Income tax expense (benefit)
Total	$3,932	$(960)	$(1,369)

Derivatives Not Designated as Hedging Instruments
The following table presents the adjustment to fair value recorded within the consolidated statements of operations for derivative instruments for which we did not elect hedge accounting, as well as the effect of the ineffective portion and de-designated derivative financial instruments that no longer qualify as hedging instruments in the period:

	Amount of Gain (Loss) Recognized in Net Income (Loss)			Affected line item in the Statement of Operations
	Year Ended June 30,
	2019	2018	2017
Currency contracts	$24,215	$(2,942)	$663	Other income (expense), net
Interest rate swaps	(721)	255	273	Other income (expense), net
Total	$23,494	$(2,687)	$936